Property, plant and equipment (Schedule of detailed information about property, plant and equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 4,316.0
Decommissioning and restoration	(4.7)	$ 20.6
Balance, end of year	4,181.4	4,316.0
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	6,901.9	5,752.7
Additions	325.7	212.6
Acquisition of PP&E from Copper Mountain		803.8
Capitalized stripping and development	160.5	111.2
Decommissioning and restoration	(4.7)	20.6
Capitalized accretion and depreciation	0.6	1.4
Transfers and other movements	0.0	0.0
Disposals	(43.0)	(33.6)
Effects of movement in exchange rates	(196.0)	33.2
Balance, end of year	7,145.0	6,901.9
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(2,585.9)	(2,200.3)
Depreciation for the year	(456.7)	(392.9)
Disposals	11.5	24.6
Effects of movement in exchange rates	67.5	(17.3)
Balance, end of year	(2,963.6)	(2,585.9)
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	96.9
Balance, end of year	103.4	96.9
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	96.9	76.0
Additions	8.6	20.6
Acquisition of PP&E from Copper Mountain		0.0
Capitalized stripping and development	0.0	0.0
Decommissioning and restoration	0.0	0.0
Capitalized accretion and depreciation	0.0	0.0
Transfers and other movements	0.0	0.0
Disposals	0.0	(0.1)
Effects of movement in exchange rates	(2.1)	0.4
Balance, end of year	103.4	96.9
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0.0	0.0
Depreciation for the year	0.0	0.0
Disposals	0.0	0.0
Effects of movement in exchange rates	0.0	0.0
Balance, end of year	0.0	0.0
Capital works in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	803.3
Balance, end of year	873.3	803.3
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	803.3	778.9
Additions	238.6	125.2
Acquisition of PP&E from Copper Mountain		27.5
Capitalized stripping and development	0.0	0.0
Decommissioning and restoration	0.0	0.0
Capitalized accretion and depreciation	2.4	2.8
Transfers and other movements	(168.4)	(131.1)
Disposals	(0.6)	(0.6)
Effects of movement in exchange rates	(2.0)	0.6
Balance, end of year	873.3	803.3
Capital works in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0.0	0.0
Depreciation for the year	0.0	0.0
Disposals	0.0	0.0
Effects of movement in exchange rates	0.0	0.0
Balance, end of year	0.0	0.0
Mining properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,388.8
Balance, end of year	1,303.9	1,388.8
Mining properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,482.7	1,952.8
Additions	14.5	10.6
Acquisition of PP&E from Copper Mountain		369.0
Capitalized stripping and development	160.5	111.2
Decommissioning and restoration	13.5	19.8
Capitalized accretion and depreciation	0.0	0.0
Transfers and other movements	(3.7)	4.4
Disposals	0.0	(0.1)
Effects of movement in exchange rates	(89.2)	15.0
Balance, end of year	2,578.3	2,482.7
Mining properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,093.9)	(891.8)
Depreciation for the year	(216.0)	(193.2)
Disposals	0.0	0.0
Effects of movement in exchange rates	35.5	(8.9)
Balance, end of year	(1,274.4)	(1,093.9)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,926.6
Balance, end of year	1,811.3	1,926.6
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,275.5	2,742.6
Additions	38.5	34.8
Acquisition of PP&E from Copper Mountain		383.3
Capitalized stripping and development	0.0	0.0
Decommissioning and restoration	(18.2)	0.8
Capitalized accretion and depreciation	(0.2)	(0.2)
Transfers and other movements	174.6	126.7
Disposals	(35.0)	(28.9)
Effects of movement in exchange rates	(99.3)	16.4
Balance, end of year	3,335.9	3,275.5
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,348.9)	(1,181.2)
Depreciation for the year	(216.8)	(181.1)
Disposals	9.4	21.6
Effects of movement in exchange rates	31.7	(8.2)
Balance, end of year	(1,524.6)	(1,348.9)
Plant and equipment - ROU assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	100.4
Balance, end of year	89.3	100.4
Plant and equipment - ROU assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	243.5	202.4
Additions	25.5	21.4
Acquisition of PP&E from Copper Mountain		24.0
Capitalized stripping and development	0.0	0.0
Decommissioning and restoration	0.0	0.0
Capitalized accretion and depreciation	(1.6)	(1.2)
Transfers and other movements	(2.5)	0.0
Disposals	(7.4)	(3.9)
Effects of movement in exchange rates	(3.4)	0.8
Balance, end of year	254.1	243.5
Plant and equipment - ROU assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(143.1)	(127.3)
Depreciation for the year	(24.0)	(18.6)
Disposals	2.0	3.0
Effects of movement in exchange rates	0.3	(0.2)
Balance, end of year	$ (164.8)	$ (143.1)